Reporting Segments - Schedule of Group Operates in Two Main Geographic Areas (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Interest income	$ 1,773,640	$ 1,739,317	$ 1,646,329
Interest expense	(873,222)	(851,654)	(863,347)
Net interest income	900,418	887,663	782,982
Chile [member]
Disclosure of geographical areas [line items]
Interest income	1,245,465	1,208,481	1,067,124
Interest expense	(631,279)	(593,796)	(529,584)
Net interest income	614,186	614,685	537,540
Colombia [member]
Disclosure of geographical areas [line items]
Interest income	528,175	530,836	579,205
Interest expense	(241,943)	(257,858)	(333,763)
Net interest income	$ 286,232	$ 272,978	$ 245,442